Commitments and contingencies (Details) - 6 months ended Jun. 30, 2026 ¥ in Millions	USD ($)	CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Capital expenditures totaling	$ 3,171,387	¥ 21.6